Note 2 - Segment Information, Net Sales Based on the Geographic Location of the External Customer (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales	$ 4,110	$ 4,981	$ 4,507	$ 3,968	$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862	$ 7,620	$ 17,108	$ 15,287
Geographic Concentration Risk [Member] | UNITED STATES | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												11,435	10,296
Segement, concentration risk												67.00%	67.00%
Geographic Concentration Risk [Member] | Europe [Member] | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												4,642	3,527
Segement, concentration risk												27.00%	23.00%
Geographic Concentration Risk [Member] | Asia and Australia [Member] | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												349	345
Segement, concentration risk												2.00%	2.00%
Geographic Concentration Risk [Member] | CANADA | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												274	471
Segement, concentration risk												2.00%	3.00%
Geographic Concentration Risk [Member] | Middle East and Africa [Member] | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												254	468
Segement, concentration risk												1.00%	3.00%
Geographic Concentration Risk [Member] | Latin America [Member] | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												154	180
Segement, concentration risk												1.00%	2.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) - Net Sales Based on the Geographic Location of the External Customer [Line Items]
Net sales												$ 17,108	$ 15,287
Segement, concentration risk												100.00%	100.00%